Assets Held For Sale	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment Assets Held-for-Sale Disclosure [Abstract]
ASSETS HELD FOR SALE

NOTE 7 — ASSET HELD FOR SALE

On June 28, 2023, the Company entered into a provisional purchase and sale agreement with an independent third party to sell one of its office premises at a consideration of $6.15 million. The Company received a deposit of $0.3 million and the transaction is expected to be completed in October 2023. As of June 30, 2023, the carrying amount of the asset held for sale was $5.46 million which reclassified from the property and equipment, net.